Goodwill and Intangible Assets - Additional Information (Detail) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Sep. 30, 2017	Sep. 30, 2017
Goodwill And Intangible Assets Disclosure [Abstract]
Amortization expense	$ 0.2	$ 0.3